FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Redeemable noncontrolling interest	$ (75,661,000)	$ (80,603,000)
Amount of transfers between any levels	0	0
Significant unobservable inputs (Level 3)
Assets:
Derivative instruments	0	0
Liabilities:
Derivative instruments	0	0
Recurring | Significant other observable inputs (Level 2)
Assets:
Derivative instruments	4,458,000	3,235,000
Liabilities:
Derivative instruments	(13,257,000)	(15,959,000)
Recurring | Significant unobservable inputs (Level 3)
Liabilities:
Contingent consideration	(9,111,000)	(6,857,000)
Redeemable noncontrolling interest	(75,661,000)	(80,603,000)
Realized and unrealized gains and losses on Level 3 assets	0	0
Realized and unrealized gains and losses on Level 3 liabilities	$ 0	$ 0